Related Party Transactions and Balances (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Due from related party			$ 20,316
Due to related party	504,699	$ 95,600	24,628	$ 19,443
Subscription receivable	48,718		48,718
Huihe Zheng [Member]
Due from related party			20,316
Due to related party	478,606	$ 95,600
Subscription receivable	48,718		48,718
YeeTah Financial Group [Member]
Due to related party	$ 26,093		24,628
QDM Holdings Limited [Member]
Due from related party			20,316
Due to related party			24,628		71,904
Subscription receivable			48,718		53,205
QDM Holdings Limited [Member] | Huihe Zheng [Member]
Due from related party			20,316
Subscription receivable			48,718
QDM Holdings Limited [Member] | Siu Ping Lo [Member]
Due to related party					14,479
QDM Holdings Limited [Member] | YeeTah Financial Group [Member]
Due to related party			24,628		57,425
QDM Holdings Limited [Member] | Teik Hoe Chng [Member]
Subscription receivable					$ 53,205